Document and Entity Information	Nov. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2020
Entity Registrant Name	Constellation Pharmaceuticals, Inc.
Entity Central Index Key	0001434418
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38584
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1741721
Entity Address, Address Line One	215 First Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	714-0555
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CNST
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false